RELATED PARTY TRANSACTIONS OPERATION AND MANGEMENT SERVICES AGREEMENT (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
PBF LLC [Member] | Fifth Amended and Restated O&M Agreement [Member]
Related Party Transaction [Line Items]
Administrative fee	$ 8,587,000